Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Tax loss carryforwards	$ 27,617	$ 17,670
Research and development	2,092	10,861
Issuance costs		1,009
Employee and payroll accrued expenses	623	700
Operating lease liabilities	403	742
Share-based compensation	2,283	1,364
Other	37	38
Total deferred tax assets	33,055	32,384
Deferred tax liabilities:
Operating lease right-of-use assets	461	832
Total deferred tax liabilities	461	832
Total deferred tax assets, net	32,594	31,552
Less valuation allowance for deferred tax assets	(32,594)	(31,552)
Deferred tax assets